CONVERTIBLE NOTE PAYABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Convertible Note Payable 1	$ 2,125,000
Convertible Note Payable 2	4.75%
Convertible Note Payable 3	1.50%
Convertible Note Payable 4	1,000,000
Convertible Note Payable 5	$ 2,125,000